Note G - Assets Held for Sale and Discounted Operations - 10-K (Detail) - Net Assets Held for Sale (USD $)	11 Months Ended
	Nov. 30, 2011	Sep. 30, 2012	Dec. 31, 2010
Cemetery trust investments	$ 44,210,000
Total assets	60,847,000	57,661,000	59,416,000
Liabilities of Assets Held for Sale	45,769,000	46,650,000
Net assets held for sale	11,747,000
Cemetery property, at cost	3,140,000		4,400,000
Property and equipment	5,335,000	52,589,000
Liabilities of Assets Held for Sale	49,100,000	46,650,000
Current Assets [Member]
Other Assets	3,772,000
Preneed Cemetery Receivables, Net [Member]
Other Assets	3,324,000
Deferred Charges and Other Assets [Member]
Other Assets	1,066,000
Accounts Payable and Accrued Liabilities [Member]
Liabilities of Assets Held for Sale	1,120,000
Deferred Preneed Cemetery Revenues [Member]
Liabilities of Assets Held for Sale	1,752,000
Trusts' Corpus [Member]
Liabilities of Assets Held for Sale	$ 46,228,000